UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   7/9/2001

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    86

Form 13F Information Table Value Total:   190,942
                                         (thousands)

List of Other Included Managers:

NONE

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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
ADC Telecom         Common Stock     000886101       1,260    190,900  SH    SOLE        NONE         190,900
AOL Time Warner In  Common Stock     00184A105       4,437     83,721  SH    SOLE        NONE          83,721
Abbott Laboratorie  Common Stock     002824100         249      5,180  SH    SOLE        NONE           5,180
Adobe Systems       Common Stock     00724f101       1,775     37,762  SH    SOLE        NONE          37,762
Allstate Corp.      Common Stock     020002101         872     19,830  SH    SOLE        NONE          19,830
Altera Corp         Common Stock     021441100       1,251     43,150  SH    SOLE        NONE          43,150
American Internati  Common Stock     026874107       6,279     73,866  SH    SOLE        NONE          73,866
Amgen               Common Stock     031162100       5,179     85,353  SH    SOLE        NONE          85,353
Anheuser-Busch Cos  Common Stock     035229103       2,937     71,290  SH    SOLE        NONE          71,290
BJ's Wholesale Clu  Common Stock     05548J106       2,175     40,840  SH    SOLE        NONE          40,840
BP PLC              Common Stock     055622104         433      8,681  SH    SOLE        NONE           8,681
Burlington Resourc  Common Stock     122014103       1,070     26,920  SH    SOLE        NONE          26,920
CVS Corp. Delaware  Common Stock     126650100       3,667     94,995  SH    SOLE        NONE          94,995
CYTYC Corporation   Common Stock     232946103       1,212     52,580  SH    SOLE        NONE          52,580
Calpine             Common Stock     131347106       1,116     29,530  SH    SOLE        NONE          29,530
Caremark RX         Common Stock     141705103         861     52,345  SH    SOLE        NONE          52,345
CenterPoint Proper  Common Stock     151895109         326      6,500  SH    SOLE        NONE           6,500
Cisco Systems       Common Stock     17275R102       4,264    234,305  SH    SOLE        NONE         234,305
Citigroup           Common Stock     172967101       5,975    113,078  SH    SOLE        NONE         113,078
Citrix Systems      Common Stock     177376100       2,219     63,570  SH    SOLE        NONE          63,570
Concord EFS, Inc.   Common Stock     206197105       3,116     59,920  SH    SOLE        NONE          59,920
Convergys           Common Stock     212485106       1,660     54,890  SH    SOLE        NONE          54,890
Developers Diversi  Common Stock     251591103         224     12,200  SH    SOLE        NONE          12,200
Duke Energy         Common Stock     264399106       2,921     74,870  SH    SOLE        NONE          74,870
Duke-Weeks Realty   Common Stock     264411505         678     27,300  SH    SOLE        NONE          27,300
EMC Corp.           Common Stock     268648102       2,009     68,694  SH    SOLE        NONE          68,694
Emerson Electric C  Common Stock     291011104       1,747     28,876  SH    SOLE        NONE          28,876
Enron Corp.         Common Stock     293561106         309      6,303  SH    SOLE        NONE           6,303
Equity Office Prop  Common Stock     294741103         567     17,925  SH    SOLE        NONE          17,925
Equity Residential  Common Stock     29476L107         952     16,841  SH    SOLE        NONE          16,841
Exxon Mobil Corp.   Common Stock     30231G102       5,409     61,918  SH    SOLE        NONE          61,918
Federal Home Loan   Common Stock     313400301       6,221     91,425  SH    SOLE        NONE          91,425
Forest City Enterp  Common Stock     345550107       3,567     64,847  SH    SOLE        NONE          64,847
Genentech, Inc      Common Stock     368710406       2,827     51,310  SH    SOLE        NONE          51,310
General Electric    Common Stock     369604103      13,111    268,935  SH    SOLE        NONE         268,935
Highwoods Properti  Common Stock     431284108         401     15,050  SH    SOLE        NONE          15,050
Home Depot Inc.     Common Stock     437076102       4,938    106,082  SH    SOLE        NONE         106,082
IBM Corp.           Common Stock     459200101       3,427     30,330  SH    SOLE        NONE          30,330
Intel Corp.         Common Stock     458140100       4,466    152,680  SH    SOLE        NONE         152,680
Jabil Circuit       Common Stock     466313103         771     25,000  SH    SOLE        NONE          25,000
Johnson & Johnson   Common Stock     478160104       2,921     58,416  SH    SOLE        NONE          58,416
Juniper Networks    Common Stock     48203R104         201      6,460  SH    SOLE        NONE           6,460
KeySpan Corporatio  Common Stock     49337W100         521     14,280  SH    SOLE        NONE          14,280
Keycorp             Common Stock     493267108         217      8,344  SH    SOLE        NONE           8,344
Legg Mason          Common Stock     524901105         413      8,300  SH    SOLE        NONE           8,300
Medtronic, Inc.     Common Stock     585055106       4,798    104,285  SH    SOLE        NONE         104,285
Merck & Co.         Common Stock     589331107       1,862     29,134  SH    SOLE        NONE          29,134
Microsoft Corp.     Common Stock     594918104       7,577    103,795  SH    SOLE        NONE         103,795
National Commerce   Common Stock     63545P104         606     24,860  SH    SOLE        NONE          24,860
Newell Rubbermaid   Common Stock     651229106         218      8,684  SH    SOLE        NONE           8,684
Nisource Inc.       Common Stock     65473p105         626     22,910  SH    SOLE        NONE          22,910
Nokia Corporation   Common Stock     654902204       2,108     95,008  SH    SOLE        NONE          95,008
Northern Trust Cor  Common Stock     665859104       2,361     37,775  SH    SOLE        NONE          37,775
Omnicom Group       Common Stock     681919106       4,216     49,026  SH    SOLE        NONE          49,026
Oracle Corp.        Common Stock     68389X105       1,586     83,500  SH    SOLE        NONE          83,500
Pepsico Inc.        Common Stock     713448108       4,654    105,300  SH    SOLE        NONE         105,300
Pfizer              Common Stock     717081103       6,759    168,767  SH    SOLE        NONE         168,767
Pharmacia Corp.     Common Stock     71713U102         565     12,300  SH    SOLE        NONE          12,300
Procter & Gamble C  Common Stock     742718109         316      4,960  SH    SOLE        NONE           4,960
Progressive Corp.   Common Stock     743315103       2,620     19,380  SH    SOLE        NONE          19,380
Royal Dutch         Common Stock     780257804         258      4,420  SH    SOLE        NONE           4,420
SBC Communications  Common Stock     78387G103       3,908     97,543  SH    SOLE        NONE          97,543
Safeway Inc.        Common Stock     786514208       2,555     53,220  SH    SOLE        NONE          53,220
Schering Plough Co  Common Stock     806605101         594     16,394  SH    SOLE        NONE          16,394
Siebel Systems Inc  Common Stock     826170102         207      4,420  SH    SOLE        NONE           4,420
Starwood Hotels &   Common Stock     85590A203       1,560     41,850  SH    SOLE        NONE          41,850
Stryker             Common Stock     863667101       2,241     40,860  SH    SOLE        NONE          40,860
Sun Microsystems    Common Stock     866810104       2,256    143,510  SH    SOLE        NONE         143,510
Sungard Data Syste  Common Stock     867363103         992     33,040  SH    SOLE        NONE          33,040
TJX Companies Inc.  Common Stock     872540109         347     10,900  SH    SOLE        NONE          10,900
Target Corp.        Common Stock     87612e106       2,107     60,910  SH    SOLE        NONE          60,910
Tenet Healthcare C  Common Stock     88033g100         356      6,900  SH    SOLE        NONE           6,900
Texas Instruments   Common Stock     882508104         456     14,300  SH    SOLE        NONE          14,300
Toys R Us           Common Stock     892335100       2,179     88,050  SH    SOLE        NONE          88,050
Tyco International  Common Stock     902124106       4,718     86,554  SH    SOLE        NONE          86,554
United Technologie  Common Stock     913017109       3,678     50,200  SH    SOLE        NONE          50,200
UtiliCorp United    Common Stock     918005109         385     12,600  SH    SOLE        NONE          12,600
Verizon Communicat  Common Stock     92343V104         650     12,148  SH    SOLE        NONE          12,148
Wal-Mart Stores In  Common Stock     931142103       1,420     29,100  SH    SOLE        NONE          29,100
Walgreen Company    Common Stock     931422109         420     12,200  SH    SOLE        NONE          12,200
Waste Management    Common Stock     94106L109       2,330     75,595  SH    SOLE        NONE          75,595
Weatherford Intern  Common Stock     947074100         792     16,510  SH    SOLE        NONE          16,510
Wells Fargo & Co.   Common Stock     949746101       1,064     22,926  SH    SOLE        NONE          22,926
Williams Companies  Common Stock     969457100         465     14,120  SH    SOLE        NONE          14,120
Xilinx Incorporate  Common Stock     983919101       1,287     31,215  SH    SOLE        NONE          31,215
Zion's Bancorporat  Common Stock     989701107       1,687     28,592  SH    SOLE        NONE          28,592
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